Note Debt Securities Available for Sale (Name of issuers and the aggregate amortized cost and fair value of the debt securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Investment Holdings [Line Items]
Amortized Cost	$ 13,478,562	$ 10,284,547
Fair Value	13,300,184	10,176,923
FNMA
Investment Holdings [Line Items]
Amortized Cost	2,999,110	3,621,537
Fair Value	2,901,904	3,572,474
Freddie Mac
Investment Holdings [Line Items]
Amortized Cost	1,095,855	1,358,708
Fair Value	$ 1,058,013	$ 1,335,685